Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Chapman University:
1.56%, 4/1/27	$4,995	$ 4,266,072
1.867%, 4/1/29	5,160	4,239,725
Grand Canyon University, 4.125%, 10/1/24	20,000	18,809,550
Johns Hopkins University, 4.705%, 7/1/32	8,000	7,981,337
		$ 35,296,684
Other — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$ 2,310,270
		$ 2,310,270
Total Corporate Bonds (identified cost $40,745,000)		$ 37,606,954

Tax-Exempt Municipal Obligations — 96.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
New York State Environmental Facilities Corp., (Revolving Fund), Green Bonds, 5.00%, 9/15/47(1)	$10,000	$ 10,919,200
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	10,105	11,506,563
		$ 22,425,763
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$14,652	$ 2,637,417
		$ 2,637,417
Education — 7.6%
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/41(3)	$600	$ 488,148
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	230	192,059
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(3)	2,245	1,954,834
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	6,830	6,145,839
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	7,000	7,143,570
Security	Principal Amount (000's omitted)	Value
Education (continued)
Miami University, OH, 4.00%, 9/1/45	$4,030	$ 3,787,152
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	18,310	19,916,336
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/53	13,750	14,573,763
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	5,000	4,926,400
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,642,352
Philadelphia Industrial Development Authority, (Temple University), PA, 5.00%, 4/1/45	5,000	5,092,450
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,692,935
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	5,000	5,259,650
University of California:
5.25%, 5/15/36	5,720	5,886,052
5.25%, 5/15/37	13,000	13,366,860
5.25%, 5/15/38	7,700	7,912,135
University of California Medical Center, 5.00%, 5/15/47	28,170	30,386,979
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,213,200
University of Oregon, 5.00%, 4/1/50	12,500	13,301,875
University of Texas, 4.00%, 7/1/42	4,900	4,763,486
University of Utah, 5.00%, 8/1/44	12,240	13,131,806
University of Virginia:
5.00%, 4/1/39	21,600	23,230,800
5.00%, 4/1/42	19,370	20,701,300
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	7,645	7,378,648
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	4,558,150
		$ 243,646,779
Electric Utilities — 5.1%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$16,020	$ 12,011,315
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/51	14,500	15,570,245
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	4,604,300
Omaha Public Power District, NE:
5.00%, 2/1/39	10,805	11,140,171
5.00%, 2/1/47(1)	20,000	21,692,400
5.25%, 2/1/52	22,500	24,866,775
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	10,520	10,247,848

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Utility Debt Securitization Authority, NY:
5.00%, 12/15/30(1)	$22,500	$ 22,923,000
5.00%, 12/15/31(1)	27,500	28,014,250
5.00%, 12/15/33	10,000	10,622,900
		$ 161,693,204
Escrowed/Prerefunded — 2.2%
Charleston County Airport District, SC, (AMT), Prerefunded to 7/1/23, 5.50%, 7/1/38	$10,000	$ 10,116,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	65	76,141
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	10,328,700
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(1)	37,000	37,244,570
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	9,465,732
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,406,390
		$ 68,637,933
General Obligations — 20.4%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,055,720
Andover, MA, 4.00%, 7/15/52	9,750	9,366,922
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	15,000	16,436,850
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/47	5,000	5,530,900
California:
5.00%, 11/1/42	25,000	27,959,500
5.00%, 9/1/52	14,750	16,151,102
5.25%, 9/1/47	10,500	11,825,415
Centennial School District No. 28Jt, OR, 5.00%, 6/15/50	10,000	10,798,100
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,180,900
5.00%, 12/1/42	7,770	7,457,335
5.00%, 12/1/44	15,110	14,544,584
Chicago, IL:
5.00%, 1/1/40	1,500	1,490,700
5.00%, 1/1/44	12,350	11,998,025
5.50%, 1/1/39(4)	5,000	5,257,550
Clackamas Community College District, OR, 5.00%, 6/15/38	760	814,021
Clark County, NV, 5.00%, 5/1/48	19,650	20,662,368
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Conroe Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	$5,265	$ 5,095,098
Denver City and County School District No. 1, CO, 5.00%, 12/1/45	25,000	27,107,750
District of Columbia, 4.00%, 2/1/46	13,250	12,747,030
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	7,000	7,418,740
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	10,000	9,572,200
Harris County Flood Control District, TX, Sustainability Bonds, 4.25%, 10/1/47	10,940	10,961,771
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	2,628,008
0.00%, 6/15/45	4,595	1,584,632
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	14,300	14,145,846
Illinois:
5.00%, 2/1/24	10,705	10,845,450
5.00%, 11/1/24	11,295	11,511,186
5.00%, 2/1/27	18,500	18,666,870
5.00%, 2/1/29	15,000	15,354,300
5.00%, 5/1/39	10,000	9,933,100
5.25%, 7/1/30	6,150	6,174,846
5.50%, 5/1/39	870	898,449
5.50%, 3/1/42	11,700	12,071,592
5.75%, 5/1/45	890	924,915
Jackson County Consolidated School District No. 4, MO:
5.00%, 3/1/37	3,575	3,779,061
5.00%, 3/1/38	3,675	3,876,353
5.00%, 3/1/39	2,000	2,106,660
Massachusetts:
3.00%, 4/1/49	10,000	7,426,900
4.00%, 12/1/44	7,850	7,563,711
New York, NY:
4.00%, 8/1/38	11,520	11,375,424
4.00%, 9/1/46	10,000	9,381,000
5.00%, 8/1/47	22,350	23,668,203
5.25%, 5/1/42	3,335	3,700,216
5.25%, 9/1/42	5,000	5,563,800
5.25%, 9/1/43	1,665	1,846,052
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,637,400
Norwalk, CT, 4.00%, 8/15/47	10,000	9,946,600
Norwood, MA, 4.00%, 9/15/47	11,065	10,458,970

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Independent School District, (PSF Guaranteed), 4.00%, 2/15/52	$10,000	$ 9,387,000
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/52	8,000	7,598,080
Puerto Rico:
0.00%, 7/1/24	503	466,808
0.00%, 7/1/33	1,938	1,050,643
4.00%, 7/1/35	1,353	1,142,244
5.25%, 7/1/23	841	840,921
5.625%, 7/1/29	10,762	11,029,399
5.75%, 7/1/31	8,891	9,211,287
Rice County, MN, 4.00%, 2/1/52	7,170	7,031,619
San Antonio Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47	16,240	17,749,833
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,161,000
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,949,937
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	12,928,890
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	10,389,300
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	5,841,660
Washington:
5.00%, 2/1/33	13,140	13,423,298
5.00%, 6/1/40	5,350	5,713,372
5.00%, 6/1/41	5,465	5,817,930
5.00%, 6/1/42	5,950	6,295,636
Westwood, MA, 4.00%, 8/15/52	10,000	9,606,300
Wisconsin, 4.00%, 5/1/41	7,090	7,069,864
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	10,695,520
5.00%, 8/15/56(1)	5,000	5,420,550
		$ 652,323,216
Health Care - Miscellaneous — 0.3%
Washington Health Care Facilities Authority, (Seattle Cancer Care Alliance), 5.00%, 9/1/55	$8,340	$ 8,496,542
		$ 8,496,542
Hospital — 10.6%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,309,700
5.00%, 4/1/52	10,000	10,136,500
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/51	$4,000	$ 2,910,840
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	25,315	24,171,015
5.00%, 8/15/51	13,880	14,760,131
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	6,660	6,305,355
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	17,530	17,707,053
Prerefunded to 7/1/23, 5.00%, 7/1/37	25,465	25,722,197
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 4.00%, 11/15/43	7,525	7,020,900
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.00%, 5/15/52	4,000	3,716,160
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	2,885	2,563,178
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,424,357
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/35	845	748,155
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,305	3,750,860
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	8,000	7,268,400
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	7,500	6,879,375
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	7,983,675
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,656,975
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	5,000	4,362,550
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,217,375
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,185,240
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,473,724
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/45	10,000	9,223,000
4.00%, 12/1/49	5,645	5,095,403
5.00%, 12/1/41	5,395	5,634,268
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	6,405	6,149,056

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	$4,000	$ 3,731,080
5.00%, 1/1/44	6,000	6,032,340
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,475	5,017,290
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	11,795	12,037,151
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,323,370
Oregon Health and Science University, Green Bonds, 4.00%, 7/1/51	4,185	3,970,812
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,907,130
South Broward Hospital District, FL, 3.00%, 5/1/51	420	304,525
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	9,807,400
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,628,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,208,640
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,610,250
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	22,098,186
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,411,603
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	5,000	4,876,200
4.00%, 11/15/46	5,000	4,594,150
		$ 336,934,169
Housing — 1.3%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(3)	$2,335	$ 1,554,690
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(3)	5,525	4,575,860
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(3)	15,730	10,468,315
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(3)	7,395	4,901,776
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	$1,750	$ 1,703,362
5.75%, 7/1/53	2,000	2,117,360
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.21%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	3,890	3,890,000
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	2,016,750
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(6)	10,640	10,427,200
		$ 41,655,313
Industrial Development Revenue — 2.0%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(3)	$1,000	$ 874,810
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), 5.00%, 10/1/52	14,550	15,855,280
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	190	183,232
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	41,585	40,156,970
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	3,350	3,039,087
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	462,983
Warren County, MS, (International Paper Co.), 1.375% to 6/16/25 (Put Date), 5/1/34	4,000	3,731,520
		$ 64,303,882
Insured - Bond Bank — 0.7%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/39	$24,130	$ 23,763,465
		$ 23,763,465
Insured - Electric Utilities — 0.1%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,220	$ 1,282,244
West Memphis, AR, Public Utility System Revenue, (BAM), 3.00%, 12/1/41	1,250	1,019,663
		$ 2,301,907

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 1.2%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 39,544,422
		$ 39,544,422
Insured - General Obligations — 1.5%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,030,250
Ellis County Unified School District No. 489, KS, (AGM), 5.00%, 9/1/47	13,600	14,499,912
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,604,905
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	10,914,173
Wyandotte County Unified School District No. 203, KS, (AGM), 5.25%, 9/1/52	13,165	14,522,707
		$ 48,571,947
Insured - Hospital — 0.0%(7)
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$800	$ 842,264
		$ 842,264
Insured - Lease Revenue/Certificates of Participation — 0.0%(7)
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,530	$ 1,401,862
		$ 1,401,862
Insured - Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 32,818,030
		$ 32,818,030
Insured - Special Tax Revenue — 0.8%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$ 12,500,400
(NPFG), 5.50%, 1/1/30	3,080	3,548,992
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	9,321,354
		$ 25,370,746
Insured - Transportation — 0.8%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,592,957
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/55	7,785	7,864,874
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	$4,000	$ 3,817,920
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,028,868
		$ 26,304,619
Insured - Water and Sewer — 0.3%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$10,000	$ 10,809,900
		$ 10,809,900
Lease Revenue/Certificates of Participation — 1.8%
Colorado, Certificates of Participation, 6.00%, 12/15/40	$5,045	$ 5,954,512
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	5,000	4,557,250
Minnesota:
5.00%, 3/1/27	12,000	13,178,880
5.00%, 6/1/38	2,500	2,510,475
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/23	4,810	4,844,536
5.00%, 6/15/39	2,165	2,246,426
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	8,993,657
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,034,559
		$ 56,320,295
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$3,190	$ 3,209,076
		$ 3,209,076
Other Revenue — 2.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$35,665	$ 31,002,871
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	757,162
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	3,686,778
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	4,900	5,034,505
Houston, TX, Hotel Occupancy Tax and Special Revenue, 3.00%, 9/1/33	140	130,718
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(3)	1,865	1,949,578

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kalispel Tribe of Indians, WA: (continued)
Series B, 5.25%, 1/1/38(3)	$1,000	$ 1,045,350
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.881%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(5)	12,500	12,062,000
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	11,645	12,261,253
		$ 67,975,215
Senior Living/Life Care — 1.4%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(3)	$1,155	$ 1,070,766
Green Bonds, 2.375%, 11/15/28(3)	970	890,702
Green Bonds, 5.00%, 11/15/46(3)	540	456,230
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	219,257
5.375%, 11/15/55	300	264,285
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,000	742,040
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/36	1,360	1,185,077
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,205,040
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(3)	5,550	5,382,945
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,249,370
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(3)	17,410	15,336,991
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	973,610
5.00%, 11/1/32	375	358,961
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	694,902
6.75%, 11/15/51	3,250	2,999,165
6.875%, 11/15/55	200	186,162
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/41	765	635,103
4.00%, 9/15/45	650	515,138
Prerefunded to 9/15/23, 5.00%, 9/15/40	750	760,155
		$ 43,125,899
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 7.8%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue, Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,231,385
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	10,000	11,400,300
Kissimmee City, FL, Sales Tax Revenue, 4.00%, 10/1/51	11,930	10,958,421
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/44	15,060	16,582,265
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	10,250	8,424,885
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,396,791
4.00%, 11/15/46	10,000	9,411,300
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	230	0
5.35%, 5/1/38(6)	80	0
5.75%, 5/1/38	340	342,465
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	4,885,550
5.00%, 8/1/38	10,000	10,546,600
5.00%, 8/1/39	4,585	4,687,796
5.00%, 11/1/46	1,095	1,181,352
5.00%, 11/1/46(1)	13,000	14,025,180
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 11/1/36(8)	10,000	10,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/39	10,000	9,759,200
4.00%, 3/15/40	10,000	9,725,600
4.00%, 3/15/46	5,000	4,690,150
4.00%, 2/15/47	15,220	14,246,681
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/35	7,840	8,405,969
(AMT), 5.00%, 3/15/28	1,705	1,875,364
New York State Urban Development Corp., 5.00%, 3/15/49	25,000	26,543,750
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	5,000	4,734,200
5.00%, 3/15/48	3,810	4,062,298
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,715,450
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	39,941	36,363,485
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	400	360,124

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Southern Hills Plantation I Community Development District, FL: (continued)
Series A2, 5.80%, 5/1/35	$310	$ 208,611
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	827,089
		$ 249,592,261
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$2,380	$ 2,378,215
		$ 2,378,215
Transportation — 22.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/39	$7,000	$ 6,546,120
(AMT), 5.00%, 1/1/51	12,775	12,911,181
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,444,477
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,071,040
(AMT), 5.00%, 1/1/34	5,250	5,270,528
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,923,825
5.00%, 1/1/36	6,000	6,231,300
(AMT), 5.00%, 1/1/33	7,300	7,447,168
(AMT), 5.00%, 1/1/34	12,500	12,739,125
(AMT), 5.00%, 1/1/47	6,450	6,469,801
(AMT), 5.00%, 1/1/53	14,370	14,485,104
(AMT), 5.25%, 1/1/53	10,500	10,779,405
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/31	10,395	10,596,351
(AMT), 5.25%, 11/1/30	11,015	11,145,638
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/35	5,000	5,244,750
(AMT), 5.00%, 12/1/38	10,000	10,367,200
(AMT), 5.00%, 11/15/42	9,575	9,951,776
(AMT), 5.00%, 11/15/53	5,835	5,951,117
Georgia Ports Authority, 4.00%, 7/1/40	6,750	6,595,627
Harris County, TX, Toll Road Revenue, 4.00%, 8/15/48	2,500	2,372,100
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	3,988,608
(AMT), 5.00%, 7/1/45	11,205	11,309,431
(AMT), 5.00%, 7/1/47	12,500	12,828,500
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Illinois Toll Highway Authority:
4.00%, 1/1/46	$10,185	$ 9,537,641
5.00%, 1/1/38	15,000	15,164,850
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority):
(AMT), 5.25%, 1/1/38	1,250	1,338,825
(AMT), 5.25%, 1/1/39	2,000	2,131,820
(AMT), 5.25%, 1/1/40	5,000	5,303,000
(AMT), 5.25%, 1/1/41	3,255	3,435,913
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 4.00%, 3/1/39	3,000	2,803,980
(AMT), 5.00%, 3/1/38	13,500	13,954,815
(AMT), 5.00%, 3/1/46	6,400	6,487,616
(AMT), 5.00%, 3/1/54	4,835	4,838,675
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	6,894,579
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 4.00%, 5/15/50	10,000	8,969,200
(AMT), 5.00%, 5/15/46	19,935	20,450,718
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,416,004
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,095,696
Massachusetts Port Authority, (AMT), 4.00%, 7/1/46	7,000	6,435,800
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/49	20,500	20,810,985
(AMT), 5.25%, 7/1/47	5,000	5,226,450
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	10,500	10,754,100
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,351,764
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/50	20,500	20,697,825
2019 Series AA, 5.25%, 6/15/43	10,000	10,393,600
2019 Series BB, 4.00%, 6/15/50	17,575	14,804,477
2020 Series AA, 4.00%, 6/15/50	10,000	8,423,600
2022 Series CC, 5.25%, 6/15/43	5,750	6,098,278
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	4,085	3,980,138
New Jersey Turnpike Authority, 4.50%, 1/1/48	8,000	8,110,160
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,402,700
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	17,865	17,126,818
(AMT), 5.25%, 1/1/50	1,180	1,148,305

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	$10,000	$ 10,583,600
North Texas Tollway Authority, 4.125%, 1/1/39	10,215	10,142,678
Oregon Department of Transportation, 4.00%, 11/15/42	11,730	11,573,053
Pennsylvania Turnpike Commission:
4.00%, 12/1/51	9,000	8,473,680
4.00%, 12/1/53	16,645	15,621,000
(LOC: TD Bank, N.A.), 3.66%, 12/1/39(9)	13,000	13,000,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,541,147
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,375,562
(AMT), 5.00%, 7/1/49	10,000	10,134,400
Port Authority of New York and New Jersey:
4.00%, 11/1/39	2,150	2,101,926
5.00%, 9/1/37	6,000	6,525,900
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/50	5,000	4,330,450
(AMT), 5.00%, 7/1/44	8,000	8,165,440
(AMT), 5.00%, 7/1/45	12,260	12,521,506
Port of Seattle, WA, (AMT), 5.00%, 4/1/44	9,870	10,120,501
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,642,806
(AMT), 5.00%, 7/1/43	3,165	3,227,635
(AMT), 5.00%, 7/1/46	15,975	16,318,782
(AMT), 5.00%, 7/1/47	6,500	6,535,165
(AMT), 5.25%, 7/1/48	16,260	16,646,988
San Diego County Regional Airport Authority, CA, 4.00%, 7/1/51	8,750	8,015,175
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	5,000	5,065,400
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,269,450
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/38	4,140	3,782,221
5.00%, 12/31/35	2,885	2,990,245
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	7,000	6,367,970
		$ 707,331,184
Water and Sewer — 4.1%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/47	$4,000	$ 4,376,360
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	$3,000	$ 2,902,320
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/47	16,000	17,472,320
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,332,910
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,284,666
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,294,400
5.00%, 6/15/47(1)	8,000	8,600,560
5.00%, 6/15/51	5,000	5,308,350
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,236,150
San Jose Financing Authority, CA, Wastewater Revenue, Green Bonds, 5.00%, 11/1/52	13,000	14,376,050
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	23,445	25,255,892
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,532,250
Seattle, WA, Water System, Green Bonds, 5.00%, 9/1/52	8,610	9,406,080
		$ 130,378,308
Total Tax-Exempt Municipal Obligations (identified cost $3,054,202,067)		$3,074,793,833

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(7)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$5,934	$ 1,068,113
		$ 1,068,113
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 889,966
3.15%, 4/1/37	1,750	1,295,998
		$ 2,185,964

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Chicago, IL, 7.75%, 1/1/42	$4,050	$ 4,117,837
Detroit, MI, 2.96%, 4/1/27	1,000	888,770
Douglas County School District No. 17, NE, 2.192%, 6/15/35	775	557,597
Lakeside School District No. 9, AR:
1.65%, 4/1/36	1,115	741,051
1.90%, 4/1/39	750	473,273
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,014,916
Marin Community College District, CA, 2.01%, 8/1/33	1,140	859,651
Maryland, 0.41%, 8/1/23	5,240	5,117,489
Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	879,312
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	7,122	3,124,728
Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	807,033
		$ 18,581,657
Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,900,065
		$ 34,900,065
Insured - General Obligations — 0.0%(7)
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	$1,165	$ 914,094
(AGM), 2.41%, 4/1/34	195	151,166
		$ 1,065,260
Insured - Special Tax Revenue — 0.1%
Bexar County, TX, Venue Project Revenue, (AGM), 2.534%, 8/15/34	$2,805	$ 2,159,177
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	1,055	813,816
		$ 2,972,993
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 18,435,825
(AMBAC), 0.00%, 10/1/27	34,390	26,580,031
		$ 45,015,856
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Golden State Tobacco Securitization Corp., CA, 1.60%, 6/1/26	$4,250	$ 3,784,327
		$ 3,784,327
Other Revenue — 0.7%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 21,042,000
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,353,860
		$ 23,395,860
Senior Living/Life Care — 0.1%
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$ 1,213,288
		$ 1,213,288
Special Tax Revenue — 0.1%
Illinois, Sales Tax Revenue, 1.999%, 6/15/28	$3,000	$ 2,490,240
		$ 2,490,240
Transportation — 0.0%(7)
Central Texas Regional Mobility Authority, 2.174%, 1/1/29	$1,260	$ 1,069,513
		$ 1,069,513
Total Taxable Municipal Obligations (identified cost $154,074,640)		$ 137,743,136
Total Investments — 101.8% (identified cost $3,249,021,707)		$3,250,143,923
Other Assets, Less Liabilities — (1.8)%		$ (56,219,071)
Net Assets — 100.0%		$3,193,924,852
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $54,453,065 or 1.7% of the Fund's net assets.

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

(4)	When-issued security.
(5)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(7)	Amount is less than 0.05%.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
(9)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
At December 31, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	16.7%
New York	14.0%
Texas	10.7%
Others, representing less than 10% individually	59.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.3% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	3/22/23	$(115,942,969)	$2,136,329
					$2,136,329
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance
National Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 37,606,954	$ —	$ 37,606,954
Tax-Exempt Municipal Obligations	—	3,074,793,833	—	3,074,793,833
Taxable Municipal Obligations	—	137,743,136	—	137,743,136
Total Investments	$ —	$3,250,143,923	$ —	$3,250,143,923
Futures Contracts	$2,136,329	$ —	$ —	$ 2,136,329
Total	$2,136,329	$3,250,143,923	$ —	$3,252,280,252
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.